Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026 [1]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
AFL CIO HOUSING INVESTMENT TRUST [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.89%	4.49%	0.07%	1.40%
Bloomberg Aggregate
Average Annual Return [Line Items]
Average Annual Return, Percent	0.62%	3.79%	0.08%	1.54%

[1]	Not annualized.